Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 3 – Other Current Assets

Other current assets at December 31 included:

Schedule of other current assets	2023	2022
Deposit related to Rotor Riot, LLC and Fat Shark, Ltd. acquisitions	$100,000	$100,000
Prepaid insurance	20,631	39,375
Total other current assets	$120,631	$139,375